Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Basis of Presentation and Summary of Significant Accounting Policies
Schedule of basic and diluted net income (loss) per share of common stock

	For the	For the
	Three Months Ended	Six Months Ended
	June 30,	June 30,
	2021	2021

Class A common stock
Numerator: Income allocable to Class A common stock
Income from investments held in Trust Account	$5,562	$74,562
Less: Company’s portion available to be withdrawn to pay taxes	(5,562)	(74,562)
Net income attributable to Class A common stock	$—	$—
Denominator: Weighted average Class A common stock
Basic and diluted weighted average shares outstanding, Class A common stock	34,500,000	34,500,000
Basic and diluted net income per share, Class A common stock	$0.00	$0.00

Class B common stock
Numerator: Net income (loss) minus net income allocable to Class A common stock
Net (loss)	$(1,603,126)	$(16,835,187)
Net income allocable to Class A common stock	—	—
Net (loss) attributable	$(1,603,126)	$(16,835,187)
Denominator: weighted average Class B common stock
Basic and diluted weighted average shares outstanding, Class B common stock	8,625,000	8,625,000
Basic and diluted net loss per share, Class B common stock	$(0.19)	$(1.95)